Note 8 Financial Liabilities at Fair Value By Levels (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value by levels [Line Items]
Liabilities	€ 614,125	€ 683,777	€ 640,546
Financial liabilities held for trading [Member]
Financial liabilities at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Financial liabilities held for trading [Member] | deposits [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Interest rate yield- Funding interest rates observed in the market or in consensus services- Exchange rates
Unobservable inputs	- Funding interest rates not observed in the market or in consensus services
Financial liabilities held for trading [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black 76, Hull-White y SABRBond options: Black 76Swaptions: Black 76, Hull-White y LGMOther Interest rate Options: Black 76, Hull-White, SABR y LGMConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Correlation between tenors- Interest rates volatility
Financial liabilities held for trading [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Assets correlation
Financial liabilities held for trading [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Black 76, Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Assets correlation
Financial liabilities held for trading [Member] | Credit [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Financial liabilities held for trading [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Observable inputs
Unobservable inputs
Financial liabilities held for trading [Member] | Short positions [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives hedge accounting [Member]
Financial liabilities at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Derivatives hedge accounting [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black 76, Hull-White y SABRBond options: Black 76Swaptions: Black, Hull-White y LGMOther Interest rate Options: Black 76, Hull-White, SABR y LGMConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Derivatives hedge accounting [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Derivatives hedge accounting [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Black 76, Local Volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Derivatives hedge accounting [Member] | Credit [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Derivatives hedge accounting [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Unobservable inputs
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	€ 64,305	56,127	61,588
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	37,733	21,577	29,971
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Derivatives [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	26,560	34,046	29,466
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Credit [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	11	504	1
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	8,243	8,558	8,629
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	2,573	2,250	2,192
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Credit [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	615	395	827
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	226	159	533
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Derivatives [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	389	232	175
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Credit [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	0	3	2
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	1,439	1,492	1,382
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities	0	15	11
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Interest rate [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Equity [member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Foreign exchange and gold [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Credit [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member] | Commodities [Member]
Financial liabilities at fair value by levels [Line Items]
Liabilities